[HARDING, LOEVNER LOGO]
                                                    HARDING, LOEVNER FUNDS, INC.

SEMI-ANNUAL REPORT

APRIL 30, 2002

Portfolios managed by
Harding, Loevner Management, L.P.

INTERNATIONAL EQUITY PORTFOLIO

GLOBAL EQUITY PORTFOLIO

MULTI-ASSET GLOBAL PORTFOLIO

EMERGING MARKETS PORTFOLIO

P.O. Box 9130
Boston, MA 02117-9130
Telephone: 877-435-8105
Fax: 617-927-8400

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                          June 10, 2002

Dear Shareholder:

Enclosed is the Semi-Annual Report to Shareholders for the six-month fiscal period ended April 30, 2002, as required by regulation.

Our regular quarterly narrative discussing developments in the calendar quarter ended June 30, 2002 will be sent to you shortly.

                                                         Sincerely,

                                                          /s/ David R. Loevner

                                                         David R. Loevner
                                                         President

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------

Statements of Net Assets
    International Equity Portfolio................   1
    Global Equity Portfolio.......................   5
    Multi-Asset Global Portfolio..................   8
    Emerging Markets Portfolio....................  12

Statements of Operations..........................  15

Statements of Changes in Net Assets...............  16

Financial Highlights..............................  18

Notes to Financial Statements.....................  22

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2002 (UNAUDITED)                      SHARES            VALUE (1)

------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 97.4%
---------------------------

COMMON STOCKS - 97.2%
---------------------

AUSTRALIA - 2.6%
--------------
Rio Tinto Ltd. (Diversified Metal
Producers)                                        421,700      $     8,174,188
                                                               ---------------

BRAZIL - 3.5%
-----------
Companhia Vale do Rio Doce - ADR
(Metals & Mining)                                 150,300            4,035,555
Embraer Aircraft Corp. - ADR
(Aerospace & Defense)                             290,000            6,678,700
                                                               ---------------
                                                                    10,714,255
                                                               ---------------
CANADA - 6.8%
------------
CAE Inc. (Aerospace & Defense)                    461,600            3,499,420
EnCana Corp. (Oil & Gas)                          219,393            6,899,910
Imperial Oil Ltd. (Integrated
International Oil Producers)                      364,700           10,791,473
                                                               ---------------
                                                                    21,190,803
                                                               ---------------
DENMARK - 3.9%
--------------
ISS A/S (Service Organizations)*                  159,800            7,989,370
Novo Nordisk A/S, Class B
(Pharmaceuticals)                                 142,150            4,169,405
                                                               ---------------
                                                                    12,158,775
                                                               ---------------
FRANCE - 5.8%
------------
Air Liquide (Industrial Chemicals &
Gases Manufacturers)                               65,498           10,139,679
Compagnie Generale d' Industrie et
de Participations (General
Diversified)*                                          47                1,398
Suez (Multi-Utilities)                            263,850            7,857,811
                                                               ---------------
                                                                    17,998,888
                                                               ---------------
GERMANY - 7.9%
--------------
Allianz AG (Insurance Companies)                   23,900            5,620,972
Deutsche Bank AG (Commercial Banks)               134,365            8,911,216
Deutsche Telekom AG - Registered
(Diversified Telecommunication
Services)                                         367,400            4,879,885
Muenchener Rueckver AG - Registered
(Insurance)                                        20,300            5,030,574
                                                               ---------------
                                                                    24,442,647
                                                               ---------------
HONG KONG - 4.3%
---------------
Hutchison Whampoa Ltd. (General
Diversified)                                      717,500            6,301,808
Li & Fung Ltd. (Wholesalers)                    4,446,000            7,125,776
                                                               ---------------
                                                                    13,427,584
                                                               ---------------
IRELAND - 1.1%
------------
CRH plc (Construction Materials)                  190,900            3,311,385
                                                               ---------------

ISRAEL - 2.9%
-----------
Teva Pharmaceutical Industries Ltd.
- ADR (Ethical Drug Manufacturers)                158,400            8,871,984
                                                               ---------------

                       See Notes to Financial Statements
                                       1
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HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2002 (UNAUDITED) (CONTINUED)             SHARES            VALUE (1)

---------------------------------------------------------------------------------

ITALY - 3.0%
------------
Luxottica Group SPA - ADR
(Miscellaneous Retailers)                            463,100      $     9,308,310
                                                                  ---------------

JAPAN - 9.2%
-------------
Asatsu-DK Inc. (Advertising Agencies)                247,600            5,669,346
Atlantis Japan Growth Fund (Mutual
Funds)*                                              504,800            4,316,040
Daiichi Pharmaceutical
(Pharmaceuticals)                                    349,000            6,808,762
Hirose Electronics Co., Ltd. (Parts &
Components)                                           75,600            5,917,290
Takeda Chemical Industries Ltd.
(Pharmaceuticals)                                    135,000            5,908,878
                                                                  ---------------
                                                                       28,620,316
                                                                  ---------------
MEXICO - 4.2%
--------------
Grupo Televisa SA (Radio & TV
Broadcasters)*                                        78,520            3,549,104
Panamerican Beverages Inc., Class A
(Soft Drink Producers & Bottlers)                    188,200            3,387,600
Wal-Mart de Mexico SA de CV - ADR
(Discount Stores)                                    180,950            6,050,787
                                                                  ---------------
                                                                       12,987,491
                                                                  ---------------
NETHERLANDS - 11.5%
-------------------
Heineken NV (Beverages, Food &
Tobacco)                                             223,480           10,068,891
IHC Caland NV (Shipbuilding)                         205,295           11,534,209
ING Groep NV (Insurance Companies)                   426,630           11,263,983
Koninklijke Vopak NV (Transportation
Infrastructure)                                      149,800            2,834,680
                                                                  ---------------
                                                                       35,701,763
                                                                  ---------------
SINGAPORE - 2.3%
----------------
DBS Group Holdings Ltd. (Commercial
Banks)                                               927,600            7,168,074
                                                                  ---------------

SOUTH AFRICA - 2.2%
-------------------
Sasol Ltd. (Oil & Gas)                               629,900            6,693,722
                                                                  ---------------

SOUTH KOREA - 2.4%
------------------
Samsung Electronics - GDR (Diversified
Electronics)                                          50,930            7,517,197
                                                                  ---------------

SWITZERLAND - 5.5%
------------------
Nestle SA - ADR (Diversified Food)                   205,220           12,128,625
UBS AG - Registered (Banks)*                         105,366            5,079,368
                                                                  ---------------
                                                                       17,207,993
                                                                  ---------------
TAIWAN - 3.4%
--------------
Taiwan Semiconductor (Parts &
Components)*                                       4,144,632           10,446,345
                                                                  ---------------

UNITED KINGDOM - 14.7%
-----------------------
BP plc - ADR (Oil & Gas)                             192,200            9,763,760
Close Brothers Group plc (Diversified
Financials)                                          359,900            4,064,738
HSBC Holdings plc (Banks)*                           481,000            5,720,207
Pearson plc (Miscellaneous Printing &
Publishing)                                          690,018            8,305,952

                       See Notes to Financial Statements
                                       2
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HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2002 (UNAUDITED) (CONTINUED)            SHARES            VALUE (1)

---------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
Rio Tinto plc (Diversified Metal
Producers)                                           118,000      $     2,192,508
Vodafone Group plc - Sponsored ADR
(Telephone Systems)                                  388,100            6,287,220
WPP Group plc (Advertising Agencies)                 874,850            9,281,410
                                                                  ---------------
                                                                       45,615,795
                                                                  ---------------

Total Common Stocks (Cost
$277,725,289)                                                         301,557,515
                                                                  ---------------

PREFERRED STOCK - 0.2%
---------------------

BERMUDA - 0.2%
----------------
Taiwan Semi Flemings - ADR - 144A
(Cost $584,590)*                                      45,000              567,102
                                                                  ---------------

TOTAL LONG TERM INVESTMENTS (COST
$278,309,879)                                                     $   302,124,617
                                                                  ---------------

                                                 FACE
REPURCHASE AGREEMENT - 1.8%                     AMOUNT
---------------------------                 ---------------
Investors Bank & Trust Company
Repurchase Agreement, 0.95% due
05/01/02 in the amount of
$5,551,498; issued 04/30/02
(collateralized by $5,656,483 par
of FNMA ARM #533780, 6.092% due
09/01/18 with a market value of
$5,829,062) (Cost $5,551,352)                 $ 5,551,352            5,551,352
                                                               ---------------

TOTAL INVESTMENTS - 99.2% (COST
$283,861,231)                                                  $   307,675,969
                                                               ---------------

OTHER ASSETS, NET OF LIABILITIES -
0.8%
--------------------------------
Receivable for securities sold                                         133,955
Dividends receivable                                                   696,511
Tax reclaim receivable                                                 693,026
Other assets                                                         1,355,313
Payable to Investment Adviser                                         (207,359)
Other liabilities                                                     (185,975)
                                                               ---------------
                                                                     2,485,471
                                                               ---------------

NET ASSETS - 100%
---------------
Applicable to 26,741,329
outstanding $.001 par value shares
(authorized 500,000,000 shares)                                $   310,161,440
                                                               ===============
Net Asset Value, Offering and Redemption Price Per Share
                                                               $         11.60
                                                               ===============

                       See Notes to Financial Statements
                                       3
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HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2002 (UNAUDITED) (CONTINUED)       VALUE (1)

---------------------------------------------------------

COMPONENTS OF NET ASSETS AS OF APRIL,
30, 2002 WERE AS FOLLOWS:
 -----------------------------------
Paid-in capital                           $   320,282,333
Accumulated undistributed net
  investment income                               178,861
Accumulated distributions in excess of
  net realized gain on investments and
  foreign currency-related
  transactions                                (34,091,092)
Net unrealized appreciation on
  investments and on assets and
  liabilities denominated in foreign
  currencies (Note 4)                          23,791,338
                                          ---------------
                                          $   310,161,440
                                          ===============

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR  American Depository Receipt
ARM  Adjustable Rate Mortgage
FNMA Federal National Mortgage Association
GDR  Global Depositary Receipt
(1)  See Note 2 to Financial Statements
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2002 (UNAUDITED)                      SHARES            VALUE (1)

------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 92.7%
---------------------------

COMMON STOCKS - 90.5%
---------------------

AUSTRALIA - 2.4%
--------------
Rio Tinto Ltd. (Diversified Metal
Producers)                                        25,000       $       484,597
                                                               ---------------

BRAZIL - 1.2%
-----------
Companhia Vale do Rio Doce - ADR
(Metals & Mining)                                  9,000               241,650
                                                               ---------------

CANADA - 5.5%
------------
CAE Inc. (Aerospace & Defense)                    27,000               204,689
EnCana Corp. (Oil & Gas)                          13,248               416,650
Imperial Oil Ltd. (Integrated
International Oil Producers)                      16,900               500,071
                                                               ---------------
                                                                     1,121,410
                                                               ---------------
DENMARK - 1.4%
--------------
Novo Nordisk A/S, Class B
(Pharmaceuticals)                                  9,700               284,511
                                                               ---------------

FRANCE - 9.2%
------------
Air Liquide (Industrial Chemicals &
Gases Manufacturers)                               3,600               557,312
Compagnie Generale d' Industrie et
de Participations (General
Diversified)*                                          3                    89
Dassault Systemes SA (Software)                    5,600               251,501
L'Oreal SA (Cosmetics & Personal
Care)                                              5,500               430,929
Suez (Multi-Utilities)                            21,000               625,408
                                                               ---------------
                                                                     1,865,239
                                                               ---------------
GERMANY - 4.4%
--------------
Deutsche Bank AG (Commercial Banks)                4,500               298,444
Deutsche Telekom AG - Registered
(Diversified Telecommunication
Services)                                         18,000               239,080
Muenchener Rueckver AG - Registered
(Insurance)                                        1,400               346,936
                                                               ---------------
                                                                       884,460
                                                               ---------------
HONG KONG - 6.5%
---------------
China Mobile HK Ltd. - ADR
(Telephone Systems)*                              11,700               194,337
Hutchison Whampoa Ltd. (General
Diversified)                                      75,000               658,726
Li & Fung Ltd. (Wholesalers)                     288,000               461,589
                                                               ---------------
                                                                     1,314,652
                                                               ---------------
ISRAEL - 2.1%
-----------
Teva Pharmaceutical Industries Ltd.
- ADR (Ethical Drug Manufacturers)                 7,700               431,277
                                                               ---------------

ITALY - 1.5%
----------
Luxottica Group SPA - ADR
(Miscellaneous Retailers)                         14,600               293,460
                                                               ---------------

JAPAN - 4.3%
-----------
Asatsu-DK Inc. (Advertising
Agencies)                                          9,600               219,813
Atlantis Japan Growth Fund (Mutual
Funds)*                                           32,200               275,310

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2002 (UNAUDITED) (CONTINUED)             SHARES            VALUE (1)

---------------------------------------------------------------------------------

JAPAN (CONTINUED)
Sony Corp. - ADR (Radio, TV, &
Phonograph Manufacturers)                             7,100       $       384,820
                                                                  ---------------
                                                                          879,943
                                                                  ---------------
MEXICO - 2.8%
--------------
Grupo Televisa SA - ADR (Radio & TV
Broadcasters)*                                        5,000               226,000
Wal-Mart de Mexico SA de CV - ADR
(Discount Stores)                                    10,500               351,109
                                                                  ---------------
                                                                          577,109
                                                                  ---------------
NETHERLANDS - 2.4%
------------------
Royal Dutch Petroleum Co. - NY Shares
(Holding Companies)                                   9,500               496,470
                                                                  ---------------

SINGAPORE - 1.5%
----------------
DBS Group Holdings Ltd. (Commercial
Banks)                                               40,000               309,102
                                                                  ---------------

SWITZERLAND - 2.2%
------------------
Nestle SA - ADR (Diversified Food)                    7,700               455,075
                                                                  ---------------

TAIWAN - 1.2%
--------------
Taiwan Semiconductor (Parts &
Components)*                                         96,250               242,593
                                                                  ---------------

UNITED KINGDOM - 6.1%
----------------------
Close Brothers Group plc (Diversified
Financials)                                          15,400               173,929
Pearson plc (Miscellaneous Printing &
Publishing)                                          31,418               378,188
Vodafone Group plc - Sponsored ADR
(Telephone Systems)                                  17,000               275,400
WPP Group plc (Advertising Agencies)                 38,100               404,208
                                                                  ---------------
                                                                        1,231,725
                                                                  ---------------
UNITED STATES - 35.8%
--------------------
Allied Capital Corp. (Commercial
Finance Companies)                                   26,701               696,896
American International Group
(Insurance Companies)                                 7,100               490,752
AOL Time Warner Inc. (Media)*                        11,500               218,730
Automatic Data Processing Inc.
(Commercial Services & Supplies)                      9,100               462,644
Baxter International Inc. (Ethical
Drug Manufacturers)                                  10,000               569,000
Berkshire Hathaway Inc., Class A
(Insurance Companies)*                                    5               367,250
Cerus Corp. (Medical Supplies)*                       6,500               332,800
Colgate-Palmolive Co. (Cosmetics &
Toiletries)                                           9,000               477,090
Exxon Mobil Corp. (Integrated
International Oil Producers)                         10,800               433,836
Honeywell International Inc.
(Government & Defense Electronic
Equipment)                                            5,000               183,400
Intel Corp. (Electronic Data
Processing Equipment)                                18,600               532,146
J.P. Morgan Chase & Co. (Banks)                       8,800               308,880
Oracle Corp. (Computer Software &
Processing)*                                         43,200               433,728
Viacom Inc., Class B (Media)*                         9,565               450,512
Wells Fargo & Co. (Commercial Banks)                  8,900               455,235
Wrigley (WM.) Jr. Co. (Confectionary
Goods)                                               15,600               858,000
                                                                  ---------------
                                                                        7,270,899
                                                                  ---------------
Total Common Stocks (Cost $17,542,779)                                 18,384,172
                                                                  ---------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2002 (UNAUDITED) (CONTINUED)            SHARES            VALUE (1)

---------------------------------------------------------------------------------

PREFERRED STOCK - 2.2%
---------------------
BERMUDA - 2.2%
----------------
Taiwan Semi Flemings - ADR - 144A
(Cost $359,530)*                                     34,800       $       438,558
                                                                  ---------------

TOTAL LONG TERM INVESTMENTS (COST
$17,902,309)                                                      $    18,822,730
                                                                  ---------------

                                                 FACE
REPURCHASE AGREEMENT - 7.8%                     AMOUNT
---------------------------                 ---------------
Investors Bank & Trust Company
Repurchase Aggreement, 0.95% due
5/1/02 in the amount of $1,583,763;
isuued 4/30/02 (collaterized by
$1,606,596 par of GNMA ARM #008684,
6.75% due 8/20/25 with a market
value of $1,662,907) (Cost
$1,583,721)                                   $ 1,583,721            1,583,721
                                                               ---------------

TOTAL INVESTMENTS - 100.5% (COST
$19,486,030)                                                   $    20,406,451
                                                               ---------------

LIABILITIES, NET OF OTHER ASSETS -
(0.5%)
---------------------------------
Dividends receivable                                           $        27,486
Tax reclaim receivable                                                  34,602
Other assets                                                                42
Payable for securities purchased                                      (110,088)
Payable to Investment Adviser                                           (7,714)
Other liabilities                                                      (45,066)
                                                               ---------------
                                                                      (100,738)
                                                               ---------------

NET ASSETS - 100%
---------------
Applicable to 1,283,825 outstanding
$.001 par value shares
 (authorized 500,000,000 shares)                               $    20,305,713
                                                               ===============
Net Asset Value, Offering and
Redemption Price Per Share                                     $         15.82
                                                               ===============

COMPONENTS OF NET ASSETS AS OF
APRIL, 30, 2002 WERE AS FOLLOWS:
-----------------------------------
Paid-in capital                                                $    20,267,297
Accumulated undistributed net
  investment income                                                     10,599
Accumulated distributions in excess of net realized gain on
  investments and foreign currency-related transactions               (891,322)
Net unrealized appreciation on investments and on assets
  and liabilities denominated in foreign currencies (Note
  4)                                                                   919,139
                                                               ---------------
                                                               $    20,305,713
                                                               ===============

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR  American Depository Receipt
ARM  Adjustable Rate Mortgage
GNMA Government National Mortgage Association
(1)  See Note 2 to Financial Statements
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2002 (UNAUDITED)                                     SHARES                      VALUE (1)

-------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 98.3%
---------------------------

COMMON STOCKS - 57.7%
---------------------

BRAZIL - 0.7%
-----------
Companhia Vale do Rio Doce - ADR (Metals
& Mining)                                                         1,000                 $        26,850
                                                                                        ---------------

CANADA - 3.4%
------------
CAE Inc. (Aerospace & Defense)                                    3,000                          22,743
EnCana Corp. (Oil & Gas)                                          1,472                          46,294
Imperial Oil Ltd. (Integrated
International Oil Producers)                                      2,000                          59,180
                                                                                        ---------------
                                                                                                128,217
                                                                                        ---------------
DENMARK - 0.9%
--------------
Novo Nordisk A/S, Class B
(Pharmaceuticals)                                                 1,100                          32,264
                                                                                        ---------------

FRANCE - 5.0%
------------
Air Liquide (Industrial Chemicals &
Gases Manufacturers)                                                350                          54,183
Compagnie Generale d' Industrie et de
Participations (General Diversified)*                                 1                              30
Dassault Systemes SA (Software)                                     700                          31,438
L'Oreal SA (Cosmetics & Personal Care)                              500                          39,175
Suez (Multi-Utilities)                                            2,195                          65,370
                                                                                        ---------------
                                                                                                190,196
                                                                                        ---------------
GERMANY - 3.0%
--------------
Deutsche Bank AG (Commercial Banks)                                 500                          33,160
Deutsche Telekom AG - Registered
(Diversified Telecommunication Services)                          2,200                          29,221
Muenchener Rueckver AG - Registered
(Insurance)                                                         200                          49,562
                                                                                        ---------------
                                                                                                111,943
                                                                                        ---------------
HONG KONG - 4.5%
---------------
China Mobile HK Ltd. - ADR (Telephone
Systems)*                                                         2,300                          38,203
Hutchison Whampoa Ltd. (General
Diversified)                                                      7,700                          67,629
Li & Fung Ltd. (Wholesalers)                                     40,000                          64,110
                                                                                        ---------------
                                                                                                169,942
                                                                                        ---------------
ISRAEL - 1.5%
-----------
Teva Pharmaceutical Industries Ltd. -
ADR (Ethical Drug Manufacturers)                                  1,000                          56,010
                                                                                        ---------------

JAPAN - 2.5%
-----------
Asatsu-DK Inc. (Advertising Agencies)                             1,000                          22,897
Atlantis Japan Growth Fund (Mutual
Funds)*                                                           3,500                          29,925
Sony Corp. - ADR (Radio, TV, &
Phonograph Manufacturers)                                           800                          43,360
                                                                                        ---------------
                                                                                                 96,182
                                                                                        ---------------
MEXICO - 1.9%
------------
Grupo Televisa SA - ADR (Radio & TV
Broadcasters)*                                                      500                          22,600
Wal-Mart de Mexico SA de CV - ADR
(Discount Stores)                                                 1,500                          50,159
                                                                                        ---------------
                                                                                                 72,759
                                                                                        ---------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2002 (UNAUDITED) (CONTINUED)                         SHARES                      VALUE (1)

-------------------------------------------------------------------------------------------------------

NETHERLANDS - 1.4%
----------------
Royal Dutch Petroleum Co. - NY Shares
(Holding Companies)                                               1,000                 $        52,260
                                                                                        ---------------

SINGAPORE - 0.6%
--------------
DBS Group Holdings Ltd. (Commercial
Banks)                                                            3,000                          23,183
                                                                                        ---------------

SWITZERLAND - 1.3%
----------------
Nestle SA - ADR (Diversified Food)                                  800                          47,280
                                                                                        ---------------

TAIWAN - 2.6%
------------
Taiwan Semiconductor (Parts &
Components)*                                                     38,498                          97,032
                                                                                        ---------------

UNITED KINGDOM - 5.4%
--------------------
Close Brothers Group plc (Diversified
Financials)                                                       1,600                          18,071
Pearson plc (Miscellaneous Printing &
Publishing)                                                       4,745                          57,117
Rio Tinto plc (Diversified Metal
Producers)                                                        3,100                          57,600
Vodafone Group plc - Sponsored ADR
(Telephone Systems)                                               1,600                          25,920
WPP Group plc (Advertising Agencies)                              4,100                          43,498
                                                                                        ---------------
                                                                                                202,206
                                                                                        ---------------
UNITED STATES - 23.0%
------------------
Allied Capital Corp. (Commercial Finance
Companies)                                                        2,800                          73,080
American International Group (Insurance
Companies)                                                          775                          53,568
AOL Time Warner Inc. (Media)*                                     1,600                          30,432
Automatic Data Processing Inc.
(Commercial Services & Supplies)                                  1,030                          52,365
Baxter International Inc. (Ethical Drug
Manufacturers)                                                    1,000                          56,900
Berkshire Hathaway Inc., Class A
(Insurance Companies)*                                                1                          73,450
Cerus Corp. (Medical Supplies)*                                     900                          46,080
Colgate-Palmolive Co. (Cosmetics &
Toiletries)                                                         900                          47,709
Exxon Mobil Corp. (Integrated
International Oil Producers)                                      1,000                          40,170
Honeywell International Inc. (Government
& Defense Electronic Equipment)                                   1,100                          40,348
Intel Corp. (Electronic Data Processing
Equipment)                                                        1,800                          51,498
J.P. Morgan Chase & Co. (Banks)                                     900                          31,590
Oracle Corp. (Computer Software &
Processing)*                                                      6,100                          61,244
Royce Micro-Cap Trust Inc. (Mutual
Funds)*                                                           2,419                          30,358
Viacom Inc., Class B (Media)*                                     1,000                          47,100
Wells Fargo & Co. (Commercial Banks)                                900                          46,035
Wrigley (WM.) Jr. Co. (Confectionary
Goods)                                                            1,500                          82,500
                                                                                        ---------------
                                                                                                864,427
                                                                                        ---------------

Total Common Stocks (Cost $2,049,343)                                                         2,170,751
                                                                                        ---------------

PREFERRED STOCK - 0.3%
-------------------

BERMUDA - 0.3%
--------------
Taiwan Semi Flemings - ADR - 144A (Cost
$8,304)*                                                            800                          10,082
                                                                                        ---------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

                                                                  FACE
APRIL 30, 2002 (UNAUDITED) (CONTINUED)       CURRENCY          AMOUNT (A)          VALUE (1)

-----------------------------------------------------------------------------------------------

FIXED INCOME - 40.3%
--------------------

CHINA - 2.2%
-------------
Telewest Finance 6.00% due 7/07/05*(2)                         $  150,000       $        83,625
                                                                                ---------------

EUROPE - 1.5%
--------------
Eurotunnel 4.450% Equity Notes due
12/31/03                                        GBP                37,500                28,253
Eurotunnel 4.450% Equity Notes due
12/31/03                                        EUR                37,500                28,385
                                                                                ---------------
                                                                                         56,638
                                                                                ---------------
MULTINATIONAL - 3.6%
-------------------
International Bank for Reconstruction
& Development, 4.25% due 9/08/05*               EUR               150,000               134,458
                                                                                ---------------

NEW ZEALAND - 3.0%
-------------------
New Zealand Government, Series 709,
7.00% due 7/15/09                               NZD               250,000               113,720
                                                                                ---------------

SWEDEN - 6.1%
--------------
Securitas AB, Series EMTN, 6.125% due
1/12/06                                         EUR               250,000               229,973
                                                                                ---------------

UNITED KINGDOM - 1.3%
----------------------
Orange plc, 7.625% due 8/01/08                  EUR                50,000                47,712
                                                                                ---------------

UNITED STATES - 22.6%
--------------------
Comcast Corp., 10.625% due 7/15/12*                               100,000               121,754
Cummins Engine, 6.75% due 2/15/27*                                200,000               190,883
GNMA, 7.000% due 6/15/09                                           28,461                29,900
GNMA, 7.000% due 4/15/28                                           86,382                89,279
GNMA, 7.500% due 6/15/27                                           54,293                56,951
GNMA, 8.000% due 8/15/07                                            4,181                 4,429
GNMA, 8.500% due 5/15/18                                            2,164                 2,312
GNMA, 9.500% due 9/20/20                                            1,519                 1,679
U.S. Treasury Bond, 6.125% due
11/15/27                                                          100,000               104,969
U.S. Treasury Inflation Index Note,
3.625% due 4/15/28                                                137,413               143,575
U.S. Treasury Note, 5.625% due 5/15/08                            100,000               104,629
                                                                                ---------------
                                                                                        850,360
                                                                                ---------------
Total Fixed Income (Cost $1,542,468)                                                  1,516,486
                                                                                ---------------

TOTAL LONG TERM INVESTMENTS (COST
$3,600,115)                                                                           3,697,319
                                                                                ---------------

REPURCHASE AGREEMENT - 1.0%
----------------------------
Investors Bank & Trust Company
Repurchase Agreement, 0.95% due
05/01/02 in the amount of $40,104;
issued 04/30/02 (collateralized by
$42,369 par of FHLMC ARM #846782,
4.607% due 08/01/31 with a market
value of $42,311) (Cost $40,103)                                   40,103                40,103
                                                                                ---------------
TOTAL INVESTMENTS - 99.3% (COST
$3,640,218)                                                                     $     3,737,422
                                                                                ---------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2002 (UNAUDITED) (CONTINUED)       VALUE (1)

---------------------------------------------------------

OTHER ASSETS, NET OF LIABILITIES -
0.7%
----------------------------------
Receivable for securities sold            $        25,484
Receivable from Investment Adviser                  3,615
Dividends receivable                                3,176
Interest receivable                                42,183
Tax reclaim receivable                              1,762
Payable for securities purchased                  (25,914)
Other liabilities                                 (23,799)
                                          ---------------
                                                   26,507
                                          ---------------
NET ASSETS - 100%
-----------------
Applicable to 356,114 outstanding
$.001 par value shares
(authorized 500,000,000 shares)           $     3,763,929
                                          ===============
Net Asset Value, Offering and
Redemption Price Per Share                $         10.57
                                          ===============

COMPONENTS OF NET ASSETS AS OF APRIL,
30, 2002 WERE AS FOLLOWS:
------------------------------------
Paid-in capital                           $     3,678,540
Undistributed accumulated net
investment income                                  24,267
Accumulated distributions in excess of
net realized gain on investments and
foreign currency-related transactions             (35,700)
Net unrealized appreciation on
investments and on assets and
liabilities denominated in foreign
currencies (Note 4)                                96,822
                                          ---------------
                                          $     3,763,929
                                          ===============

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR  American Depository Receipt
ARM  Adjustable Rate Mortgage
EMTM Euro Medium Term Note
EUR  European Monetary Unit (Euro)
FHLMC Federal Home Loan Mortgage Association
GBP  British Pound
GNMA Government National Mortgage Association
NZD  New Zealand Dollar
(1)  See Note 2 to Financial Statements
(2)  Convertible Debt Security
(a)  Face amount shown in U.S. dollars unless otherwise indicated.
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2002 (UNAUDITED)                      SHARES            VALUE (1)

------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 94.9%
---------------------------

COMMON STOCKS - 92.8%
---------------------

BRAZIL - 11.2%
------------
Aracruz Celulose SA (Forest
Products & Paper)                                 10,233       $       222,568
Companhia De Bebidas - ADR
(Beverages, Food & Tobacco)                        9,617               201,668
Companhia Vale do Rio Doce - ADR
(Metals & Mining)                                  6,200               166,470
Compania Brasileira de Distribuicao
Grupo Pao de Acurcar (National &
Regional Food Chains)                              6,000               141,000
Embraer Aircraft Corp. - ADR
(Aerospace & Defense)                              7,697               177,262
                                                               ---------------
                                                                       908,968
                                                               ---------------
CHILE - 2.9%
----------
Banco Santiago SA - ADR (Banks)                    5,000                96,500
Enersis SA - SP ADR (Electric
Utilities)*                                       15,000               135,000
                                                               ---------------
                                                                       231,500
                                                               ---------------
HONG KONG - 3.7%
---------------
CNOOC Ltd. (Oil & Gas)                           110,000               145,272
Texwinca Holdings Ltd. (Textiles &
Apparel)                                         252,000               156,709
                                                               ---------------
                                                                       301,981
                                                               ---------------
HUNGARY - 2.0%
-------------
OTP Bank (Savings & Loans)                         9,000               159,803
                                                               ---------------

INDIA - 5.9%
----------
Bharat Petroleum Corp., Ltd. (Oil
Refiners & Distributors)+                          7,637                45,731
Dr. Reddy's Laboratories Ltd. - ADR
(Pharmaceuticals)                                  7,000               153,090
HDFC Bank, Ltd. - ADR (Banks)*                     3,500                52,850
Hero Honda Motors Ltd. (Diversified
Automotive Manufacturers)*+                       15,448               112,174
Housing Development Finance Corp.,
Ltd. (Other Financial Services)*+                  5,020                66,723
NIIT Ltd. (IT Consulting &
Services)                                          8,000                45,461
                                                               ---------------
                                                                       476,029
                                                               ---------------
INDONESIA - 1.5%
--------------
Gulf Indonesia Resources Ltd. (Oil
& Gas)*                                           11,000               121,330
                                                               ---------------

ISRAEL - 2.2%
-----------
Teva Pharmaceutical Industries Ltd.
- ADR (Ethical Drug Manufacturers)                 3,200               179,232
                                                               ---------------

MALAYSIA - 4.5%
-------------
Malaysian Pacific Industries Berhad
(Semiconductor Equipment &
Products)                                         30,000               173,684
Sime Darby Berhad (Commercial
Services & Supplies)                             133,000               189,000
                                                               ---------------
                                                                       362,684
                                                               ---------------
MEXICO - 14.0%
-------------
Cemex SA - ADR (Building Materials)                5,717               181,229
Grupo Televisa SA - ADR (Radio & TV
Broadcasters)*                                     4,000               180,800
Grupo Tmm - SP - ADR Class A
(Transportation Infrastructure)*                  10,000               109,000
Grupo Tmm - SP - ADR Class L
(Transportation Infrastructure)*                   8,200                90,118

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2002 (UNAUDITED) (CONTINUED)             SHARES            VALUE (1)

---------------------------------------------------------------------------------

MEXICO (CONTINUED)
Panamerican Beverages Inc., Class A
(Soft Drink Producers & Bottlers)                     8,350       $       150,300
Telefonos de Mexico SA, Class L - ADR
(Telecommunications)                                  3,800               143,792
Wal-Mart de Mexico SA de CV - ADR
(Discount Stores)                                     8,300               277,544
                                                                  ---------------
                                                                        1,132,783
                                                                  ---------------
POLAND - 1.3%
--------------
Agora SA (Newspaper Publishers)*                      7,000               108,611
                                                                  ---------------

RUSSIA - 2.5%
-------------
Yukos - ADR (Oil & Gas)                               1,400               205,605
                                                                  ---------------

SOUTH AFRICA - 8.7%
-------------------
Sappi Ltd. - ADR (Pharmaceuticals)                   14,700               185,073
Sasol Ltd. (Oil & Gas)                               19,000               201,906
South Africa Breweries plc (Brewers)                 23,600               189,756
Standard Bank Investment Corp., Ltd.
(Banks)                                              40,000               129,400
                                                                  ---------------
                                                                          706,135
                                                                  ---------------
SOUTH KOREA - 12.6%
-------------------
Hite Brewery Co., Ltd. (Brewers)                      2,400               134,462
Pohang Iron and Steel Co., Ltd. (Steel
Producers - Integrated)                               1,860               184,699
S1 Corp. (Securities Brokerage)                      11,600               195,866
Samsung Electronics - GDR (Diversified
Electronics)                                          3,350               385,482
Shinsegae Co., Ltd. (Retailers)                         750               124,319
                                                                  ---------------
                                                                        1,024,828
                                                                  ---------------
TAIWAN - 15.4%
---------------
Advantech Co., Ltd. (Computers &
Information)                                         35,350                89,607
Asustek Computer Inc. - GDR
(Electronic Data Processing Equipment)               30,000               108,450
Hon Hai Precision Industry (Parts &
Components)                                          39,552               173,174
Quanta Computer Inc. (Computers &
Peripherals)                                         61,250               206,425
Siliconware Precision - ADR
(Semiconductor Equipment & Products)*                36,000               171,360
Synnex Technology International Corp.
- GDR (Systems & Subsystems)                         19,724               109,768
Taiwan Semiconductor (Parts &
Components)*                                        108,649               273,845
Want Want Holdings Ltd. (Food
Products)                                            60,000               115,800
                                                                  ---------------
                                                                        1,248,429
                                                                  ---------------
THAILAND - 1.7%
---------------
Siam City Cement Public Co., Ltd.
(Cement Producers)                                   29,800               137,788
                                                                  ---------------

UNITED KINGDOM - 2.2%
----------------------
Anglo American plc - ADR (Metals &
Mining)                                              11,404               178,473
                                                                  ---------------

VIETNAM - 0.5%
---------------
Vietnam Enterprise Investments Ltd.
(Mutual Funds)*                                      45,000                44,550
                                                                  ---------------

Total Common Stocks (Cost $6,615,689)                                   7,528,729
                                                                  ---------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2002 (UNAUDITED) (CONTINUED)            SHARES            VALUE (1)

---------------------------------------------------------------------------------

PREFERRED STOCK - 2.1%
---------------------

BRAZIL - 2.1%
-------------
Banco Itau SA (Cost $154,004)                     2,168,000               171,532
                                                                  ---------------

TOTAL LONG TERM INVESTMENTS (COST
$6,769,693)                                                             7,700,261
                                                                  ---------------

                                                 FACE
REPURCHASE AGREEMENT - 5.1%                     AMOUNT
---------------------------                 ---------------
Investors Bank & Trust Company
Repurchase Agreement, 0.95% due
5/01/02 in the amount of $414,309;
issued 4/30/02 (collateralized by
$437,851 par of FNMA ARM #325682,
6.195% due 10/01/23 with a market
value of $435,167) (Cost $414,297)             $ 414,297               414,297
                                                               ---------------

TOTAL INVESTMENTS - 100.0% (COST
$7,183,990)                                                          8,114,558
                                                               ---------------

LIABILITIES, NET OF OTHER ASSETS -
0.0%
--------------------------------
Dividends receivable                                           $         9,305
Tax reclaim receivable                                                      72
Other assets                                                            10,338
Payable to Investment Adviser                                           (4,705)
Other liabilities                                                      (18,050)
                                                               ---------------
                                                                        (3,040)
                                                               ---------------

NET ASSETS - 100%
---------------
Applicable to 519,637 outstanding
$.001 par value shares
(authorized 500,000,000 shares)                                $     8,111,518
                                                               ===============
Net Asset Value, Offering and
Redemption Price Per Share                                     $         15.61
                                                               ===============

COMPONENTS OF NET ASSETS AS OF
APRIL, 30, 2002 WERE AS FOLLOWS:
-----------------------------------
Paid-in capital                                                $     7,318,403
Accumulated distributions in excess
of net investment income                                                (5,330)
Accumulated distributions in excess
  of net realized gain on
  investments and foreign
  currency-related transactions                                       (131,661)
Net unrealized appreciation on
  investments and on assets and
  liabilities denominated in
  foreign currencies (Note 4)                                          930,106
                                                               ---------------
                                                               $     8,111,518
                                                               ===============

Summary of Abbreviations

ADR  American Depository Receipt
ARM  Adjustable Rate Mortgage
FNMA Federal National Mortgage Association
GDR  Global Depositary Receipt
(1)  See Note 2 to Financial Statements
*    Non-income producing security
+    Indian-equity-linked notes

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED APRIL 30, 2002
--------------------------------------------------------------------------------

                                INTERNATIONAL    GLOBAL     MULTI-ASSET   EMERGING
                                   EQUITY        EQUITY       GLOBAL       MARKETS
                                  PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                -------------  -----------  -----------  -----------
INVESTMENT INCOME
Interest                        $      26,945  $     2,134   $  54,720   $     1,334
Dividends (Net of foreign
  withholding taxes of
  $250,641, $6,926, $922 and
  $3,269, respectively)             2,262,082      132,154      17,264        41,406
                                -------------  -----------   ---------   -----------
  Total investment income           2,289,027      134,288      71,984        42,740
                                -------------  -----------   ---------   -----------

EXPENSES
Investment advisory fees (Note
  3)                                1,151,115       98,911      19,974        28,076
Administration fees (Note 3)          195,493       15,931       5,256         5,193
Custodian fees                        133,870       10,942      12,810        10,096
Directors' fees and expenses
  (Note 3)                             31,013       11,463       1,801         1,098
Audit fees                             41,858        7,248       1,286         2,456
Shareholder record keeping
  fees                                 33,207        2,500         600         4,398
Printing and postage fees              22,274        3,897       1,573           686
State registration filing fees         21,755        6,476       4,390         4,340
Insurance expense                       4,501          346          74            36
Other fees and expenses                   122        1,243          27           664
                                -------------  -----------   ---------   -----------
  Total expenses                    1,635,208      158,957      47,791        57,043

Less fees waived and expenses
  reimbursed by the advisor
  (Note 3)                           (100,388)     (35,318)    (22,825)      (17,738)
                                -------------  -----------   ---------   -----------
  Net expenses                      1,534,820      123,639      24,966        39,305
                                -------------  -----------   ---------   -----------

Net investment income                 754,207       10,649      47,018         3,435
                                -------------  -----------   ---------   -----------

REALIZED AND UNREALIZED GAIN
(LOSS) (NOTE 4)

Net realized gain (loss) --
  Investment transactions (net
    of foreign tax expense
    $24,894, $2,958, $317 and
    $1,750, respectively)         (13,192,501)    (792,366)    (27,097)       42,798
  Foreign currency
    transactions                     (301,913)      (5,710)       (575)       (5,231)
                                -------------  -----------   ---------   -----------
  Net realized gain (loss)        (13,494,414)    (798,076)    (27,672)       37,567
                                -------------  -----------   ---------   -----------
Change in unrealized
  appreciation (depreciation)
  --
  Investments                      42,600,516    1,748,056      83,676       998,851
  Translation of assets and
    liabilities denominated in
    foreign currency                   17,991          564         648          (164)
                                -------------  -----------   ---------   -----------
  Net change in unrealized
    appreciation                   42,618,507    1,748,620      84,324       998,687
                                -------------  -----------   ---------   -----------
Net realized and unrealized
  gain                             29,124,093      950,544      56,652     1,036,254
                                -------------  -----------   ---------   -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS       $  29,878,300  $   961,193   $ 103,670   $ 1,039,689
                                =============  ===========   =========   ===========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                 INTERNATIONAL EQUITY PORTFOLIO       GLOBAL EQUITY PORTFOLIO
                                --------------------------------  -------------------------------
                                SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                 APRIL 30, 2002    OCTOBER 31,     APRIL 30, 2002    OCTOBER 31,
                                  (UNAUDITED)          2001         (UNAUDITED)         2001
                                ----------------  --------------  ----------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income          $      754,207   $    2,130,042    $     10,649    $     54,418
  Net realized gain (loss) on
    investments and foreign
    currency transactions           (13,494,414)     (20,060,080)       (798,076)        115,650
  Net change in unrealized
    appreciation
    (depreciation) on
    investments and
    translation of assets and
    liabilities denominated in
    foreign currency                 42,618,507      (79,497,768)      1,748,620      (5,747,575)
                                 --------------   --------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting
      from operations                29,878,300      (97,427,806)        961,193      (5,577,507)
                                 --------------   --------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM:
  Net investment income                (936,591)               -          (5,298)              -
  Net realized gain from
    investments and foreign
    currency-related
    transactions                              -      (27,848,897)        (72,575)     (2,627,745)
                                 --------------   --------------    ------------    ------------
    Total distributions to
      shareholders                     (936,591)     (27,848,897)        (77,873)     (2,627,745)
                                 --------------   --------------    ------------    ------------

TRANSACTIONS IN SHARES OF
COMMON STOCK
  Proceeds from sale of shares       51,704,178       84,420,071       1,435,216         400,126
  Net Asset Value of shares
    issued to shareholders in
    payment of distributions
    declared                            766,666       27,410,996          74,155       2,513,198
  Cost of shares redeemed           (54,971,770)     (51,880,085)       (611,075)     (1,273,328)
                                 --------------   --------------    ------------    ------------
  NET INCREASE (DECREASE) IN
    NET ASSETS FROM FUND SHARE
    TRANSACTIONS                     (2,500,926)      59,950,982         898,296       1,639,996
                                 --------------   --------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS                             26,440,783      (65,325,721)      1,781,616      (6,565,256)

NET ASSETS
At beginning of period              283,720,657      349,046,378      18,524,097      25,089,353
                                 --------------   --------------    ------------    ------------

At end of period                 $  310,161,440   $  283,720,657    $ 20,305,713    $ 18,524,097
                                 ==============   ==============    ============    ============

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED IN
NET ASSETS                       $      178,861   $      361,245    $     10,599    $      5,248
                                 ==============   ==============    ============    ============

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  MULTI-ASSET GLOBAL PORTFOLIO       EMERGING MARKETS PORTFOLIO
                                --------------------------------  ---------------------------------
                                SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                 APRIL 30, 2002    OCTOBER 31,     APRIL 30, 2002     OCTOBER 31,
                                  (UNAUDITED)          2001         (UNAUDITED)          2001
                                ----------------  --------------  ----------------  ---------------
INCREASE (DECREASE) IN NET
ASSETS
FROM OPERATIONS
  Net investment income          $       47,018   $      142,853   $       3,435    $        2,284
  Net realized gain (loss) on
    investments and foreign
    currency transactions               (27,672)           6,244          37,567          (176,515)
  Net change in unrealized
    appreciation
    (depreciation) on
    investments and
    translation of assets and
    liabilities denominated in
    foreign currency                     84,324         (677,523)        998,687          (262,515)
                                 --------------   --------------   -------------    --------------
    Net increase (decrease) in
      net assets resulting
      from operations                   103,670         (528,426)      1,039,689          (436,746)
                                 --------------   --------------   -------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM:
  Net investment income                 (42,586)        (155,554)         (2,415)                -
  Net realized gain from
    investments and foreign
    currency-related
    transactions                        (94,818)        (330,440)              -          (195,943)
                                 --------------   --------------   -------------    --------------
    Total distributions to
      shareholders                     (137,404)        (485,994)         (2,415)         (195,943)
                                 --------------   --------------   -------------    --------------

TRANSACTIONS IN SHARES OF
COMMON STOCK
  Proceeds from sale of shares           74,607        1,532,321       4,353,967           643,440
  Net Asset Value of shares
    issued to shareholders in
    payment of distributions
    declared                            129,227          458,794           1,910           195,695
  Cost of shares redeemed              (381,505)      (4,227,327)        (13,055)          (49,653)
                                 --------------   --------------   -------------    --------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM FUND SHARE
  TRANSACTIONS                         (177,671)      (2,236,212)      4,342,822           789,482
                                 --------------   --------------   -------------    --------------

NET INCREASE (DECREASE) IN NET
  ASSETS                               (211,405)      (3,250,632)      5,380,096           156,793

NET ASSETS
At beginning of period                3,975,334        7,225,966       2,731,422         2,574,629
                                 --------------   --------------   -------------    --------------

At end of period                 $    3,763,929   $    3,975,334   $   8,111,518    $    2,731,422
                                 ==============   ==============   =============    ==============

ACCUMULATED UNDISTRIBUTED
  (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME
  INCLUDED IN NET ASSETS         $       24,267   $       18,418   $      (5,330)   $       (6,350)
                                 ==============   ==============   =============    ==============

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                       INTERNATIONAL EQUITY PORTFOLIO
                           ---------------------------------------------------------------------------------------
                                FOR THE
                               SIX MONTHS               FOR                    FOR                    FOR
                                 ENDED               THE YEAR               THE YEAR               THE YEAR
                             APRIL 30, 2002            ENDED                  ENDED                  ENDED
                              (UNAUDITED)          OCT. 31, 2001          OCT. 31, 2000          OCT. 31, 1999
                           ------------------  ---------------------  ---------------------  ---------------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF PERIOD             $10.55               $15.22                 $15.50                 $11.62
                           -------------       --------------         --------------         --------------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income           0.03                 0.09                   0.09                   0.10
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions                  1.05                (3.61)                  0.36                   3.97
                           -------------       --------------         --------------         --------------
Net increase (decrease)
  from investment
  operations                        1.08                (3.52)                  0.45                   4.07
                           -------------       --------------         --------------         --------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:+
    Net investment income          (0.03)                   -                  (0.23)                 (0.18)
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                     -                (1.15)                 (0.50)                 (0.01)
                           -------------       --------------         --------------         --------------
Total distributions                (0.03)               (1.15)                 (0.73)                 (0.19)
                           -------------       --------------         --------------         --------------
NET ASSET VALUE, END OF
  PERIOD                          $11.60               $10.55                 $15.22                 $15.50
                           =============       ==============         ==============         ==============

TOTAL RETURN                      10.29% (c)           (24.99)%                2.18%                 35.46%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000's)            $310,161             $283,721               $349,046               $328,473

    Ratio of net
      operating expenses
      to average net
      assets                       1.00% (d)            1.00%                  0.99%                  1.00%

    Ratio of investment
      income, to average
      net assets                   0.49% (d)            0.63%                  0.45%                  0.75%

    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses               0.07% (d)            0.05%                      - (e)              0.04%

    Portfolio turnover
      rate                           22% (c)              46%                    49%                    35%

                                  INTERNATIONAL EQUITY PORTFOLIO
                           --------------------------------------------

                                    FOR                    FOR
                                 THE YEAR               THE YEAR
                                   ENDED                  ENDED
                               OCT. 31, 1998          OCT. 31, 1997
                           ---------------------  ---------------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF PERIOD              $11.79                 $11.61
                           --------------         --------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income            0.14                   0.13
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions                  (0.13)                  0.05 (a)
                           --------------         --------------
Net increase (decrease)
  from investment
  operations                         0.01                   0.18
                           --------------         --------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:+
    Net investment income           (0.11)                 (0.00 ) (b)
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                  (0.07)                     -
                           --------------         --------------
Total distributions                 (0.18)                 (0.00)
                           --------------         --------------
NET ASSET VALUE, END OF
  PERIOD                           $11.62                 $11.79
                           ==============         ==============
TOTAL RETURN                        0.06%                  1.57%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000's)             $326,056               $387,304
    Ratio of net
      operating expenses
      to average net
      assets                        1.00%                  1.00%
    Ratio of investment
      income, to average
      net assets                    1.14%                  1.07%
    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses                0.04%                  0.06%
    Portfolio turnover
      rate                            33%                    31%

  + Certain prior year amounts have been reclassified to conform to the current year presentation.
(a) Includes the effect of net realized gains prior to a significant increase in shares outstanding.
(b)  Rounds to less than $0.01.
(c)  Not annualized.
(d)  Annualized.
(e)  Rounds to less than 0.01%.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                              GLOBAL EQUITY PORTFOLIO
                           ----------------------------------------------------------------------------------------------
                            FOR THE SIX         FOR            FOR            FOR            FOR              FOR
                            MONTHS ENDED     THE YEAR       THE YEAR       THE YEAR       THE YEAR         THE PERIOD
                           APRIL 30, 2002      ENDED          ENDED          ENDED          ENDED            ENDED
                            (UNAUDITED)    OCT. 31, 2001  OCT. 31, 2000  OCT. 31, 1999  OCT. 31, 1998    OCT. 31, 1997*
                           --------------  -------------  -------------  -------------  -------------  ------------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF PERIOD           $15.08         $21.81          $20.00         $16.16         $18.70             $17.58(a)
                             ---------     ----------     -----------    -----------    -----------    ---------------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income         0.01           0.04            0.03           0.05           0.20               0.19
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign currency-
      related
      transactions                0.79          (4.49)           3.89           3.79          (0.55)              0.94
                             ---------     ----------     -----------    -----------    -----------    ---------------
Net increase (decrease)
  from investment
  operations                      0.80          (4.45)           3.92           3.84          (0.35)              1.13
                             ---------     ----------     -----------    -----------    -----------    ---------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:+
    Net investment income        (0.00)(b)          -           (0.16)             -          (0.25)             (0.01)
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions               (0.06)         (2.28)          (1.95)             -          (1.94)                 -
                             ---------     ----------     -----------    -----------    -----------    ---------------
Total distributions              (0.06)         (2.28)          (2.11)             -          (2.19)             (0.01)
                             ---------     ----------     -----------    -----------    -----------    ---------------
NET ASSET VALUE, END OF
  PERIOD                        $15.82         $15.08          $21.81         $20.00         $16.16             $18.70
                             =========     ==========     ===========    ===========    ===========    ===============

TOTAL RETURN                     5.32%(c)    (22.77)%          19.66%         23.76%        (2.46)%              6.45%(c)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000's)           $20,306        $18,524         $25,089        $21,087        $30,763            $64,882

    Ratio of net
      operating expenses
      to average net
      assets                     1.25%(d)       1.25%           1.25%          1.25%          1.25%              1.25%(d)

    Ratio of investment
      income, to average
      net assets                 0.11%(d)       0.24%           0.10%          0.65%          0.86%              1.05%(d)
Decrease reflected in
  above expense ratios
  due to waiver of
  investment advisory and
  administration fees,
  and reimbursement of
  other expenses                 0.36%(d)       0.22%           0.23%          0.32%          0.11%              0.12%(d)

    Portfolio turnover
      rate                         15%(c)         50%             57%            44%            67%                39%(c)

  * Commencement of Operations was December 1, 1996 following a tax free merger with GELP which was formed on September 27, 1991.
  + Certain prior year amounts have been reclassified to conform to the current year presentation.
(a) The beginning net asset value of the portfolio was equal to the total Net Asset Value, as converted, of the outstanding Partnership Units of Harding, Loevner Management L.P.'s - Global Equity Limited Partnership ("GELP") as of November 20, 1996.
(b)  Rounds to less than $0.01.
(c)  Not annualized.
(d)  Annualized.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                              MULTI-ASSET GLOBAL PORTFOLIO
                           ---------------------------------------------------------------------------------------------------
                            FOR THE SIX
                            MONTHS ENDED   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR       FOR THE PERIOD
                           APRIL 30, 2002      ENDED          ENDED          ENDED          ENDED               ENDED
                            (UNAUDITED)*   OCT. 31, 2001  OCT. 31, 2000  OCT. 31, 1999  OCT. 31, 1998      OCT. 31, 1997**
                           --------------  -------------  -------------  -------------  -------------  -----------------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF PERIOD          $10.67         $12.53         $12.28         $11.41         $11.26                   $10.00
                            ---------      ---------      ---------      ---------      ---------      -------------------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income        0.13           0.35           0.35           0.28           0.52                     0.25
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions               0.14          (1.34)          0.77           1.04           0.09                     1.04
                            ---------      ---------      ---------      ---------      ---------      -------------------
Net increase (decrease)
  from investment
  operations                     0.27          (0.99)          1.12           1.32           0.61                     1.29
                            ---------      ---------      ---------      ---------      ---------      -------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
    Net investment income       (0.12)         (0.28)         (0.36)         (0.30)         (0.26)                   (0.03)
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions              (0.25)         (0.59)         (0.51)         (0.15)         (0.20)                       -
                            ---------      ---------      ---------      ---------      ---------      -------------------
Total distributions             (0.37)         (0.87)         (0.87)         (0.45)         (0.46)                   (0.03)
                            ---------      ---------      ---------      ---------      ---------      -------------------
NET ASSET VALUE, END OF
  PERIOD                       $10.57         $10.67         $12.53         $12.28         $11.41                   $11.26
                            =========      =========      =========      =========      =========      ===================

TOTAL RETURN                    2.54%(a)     (8.64)%          9.05%         11.84%          5.53%                   12.92%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000's)           $3,764         $3,975         $7,226         $6,599         $6,327                   $5,175(b)

    Ratio of net
      operating expenses
      to average net
      assets                    1.25%(b)       1.25%          1.25%          1.25%          1.25%                    1.25%(b)

    Ratio of investment
      income, to average
      net assets                2.35%(b)       2.34%          2.39%          2.32%          2.58%                    2.50%(b)

    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses            1.14%(b)       0.56%          0.60%          0.91%          0.71%                    0.92%(b)

    Portfolio turnover
      rate                         8%(a)         61%            41%            31%            29%                      36%(a)

  * The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and market discount on debt securities using the daily effective yield method. The effect of this change for the six months ended April 30, 2002 was a decrease in net investment income per share of $0.005, an increase in net realized and unrealized gains per share of $0.005 and a decrease in the ratio of net investment income to average net assets from 2.45% to 2.35%. Per share data and ratios for the periods prior to October 31, 2001 have not been restated to reflect this change in presentation.
 **  Commencement of Operations was November 1, 1996.
(a)  Not annualized.
(b)  Annualized.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                 EMERGING MARKETS PORTFOLIO
                                ------------------------------------------------------------
                                 FOR THE SIX
                                 MONTHS ENDED   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                APRIL 30, 2002      ENDED          ENDED          ENDED
                                 (UNAUDITED)    OCT. 31, 2001  OCT. 31, 2000  OCT. 31, 1999*
                                --------------  -------------  -------------  --------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF
  PERIOD                              $11.88         $14.89          $13.68         $10.00
                                  ----------    -----------    ------------   ------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
    Net investment income
      (loss)                            0.03           0.01           (0.05)          0.03
    Net realized and
      unrealized gain (loss)
      on investments and
      foreign currency-related
      transactions                      3.71          (1.89)           1.79           3.65
                                  ----------    -----------    ------------   ------------
Net increase (decrease) from
  investment operations                 3.74          (1.88)           1.74           3.68
                                  ----------    -----------    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM:+
    Net investment income              (0.01)             -           (0.02)             -
    Net realized gain from
      investments and foreign
      currency-related
      transactions                         -          (1.13)          (0.51)             -
                                  ----------    -----------    ------------   ------------
Total distributions                    (0.01)         (1.13)          (0.53)             -
                                  ----------    -----------    ------------   ------------
NET ASSET VALUE, END OF PERIOD        $15.61         $11.88          $14.89         $13.68
                                  ==========    ===========    ============   ============

TOTAL RETURN                          31.50% (a)    (13.48)%         12.18%         36.80% (a)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)                         $8,112         $2,731          $2,575         $1,534

    Ratio of net operating
      expenses to average net
      assets                           1.75% (b)       1.75%          1.75%          1.75% (b)
    Ratio of investment income
      (loss), to average net
      assets                           0.15% (b)       0.08%        (0.39)%          0.24% (b)
    Decrease reflected in
      above expense ratios due
      to waiver of investment
      advisory and
      administration fees, and
      reimbursement of other
      expenses                         0.79% (b)       1.15%          1.08%          4.14% (b)

    Portfolio turnover rate              32% (a)         38%            28%            53% (a)

  *  Commencement of Operations was November 9, 1998.
  + Certain prior year amounts have been reclassified to conform to the current year presentation.
(a)  Not annualized.
(b)  Annualized.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has four Portfolios (individually, "Portfolio"), all of which were active as of April 30, 2002: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity"); Multi-Asset Global Portfolio ("Multi-Asset Global") (collectively, the "Initial Portfolios"); and Emerging Markets Portfolio ("Emerging Markets"). The investment objective of each portfolio is as follows: International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States; Multi-Asset Global - to seek long-term capital appreciation and a growing stream of current income through investments in equity and debt securities of companies based both in and outside the United States and debt securities of the United States and foreign governments and their agencies and instrumentalities; Emerging Markets Portfolio - to seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.

International Equity, previously the HLM International Equity Portfolio of the AMT Capital Fund, Inc. (the "AMT Capital Portfolio"), commenced investment operations on May 11, 1994. Effective as of the close of business on October 31, 1996, the AMT Capital Portfolio merged into International Equity pursuant to shareholder approval of the tax-free reorganization. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.'s - Global Equity L. P. ("GELP"), a limited partnership, in a tax-free reorganization. Multi-Asset Global commenced operations on November 1, 1996. Emerging Markets commenced operations on November 9, 1998. The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Adviser").

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are valued by the Board of Directors. As of April 30, 2002, there were no securities in the Fund which required valuation by the Board of Directors.

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Fund accretes discount or amortizes premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities. In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums on fixed income securities. The Multi-Assets Global is required to record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States. The effect of this adjustment was to increase accumulated net investment income by $1,417 with an offsetting decrease to accumulated unrealized appreciation of $1,417 on securities. This adjustment had no effect on the net assets of the fund.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The effect of this change for the six months ended April 30, 2002 was a decrease in net investment income of $1,827 and an increase in net unrealized appreciation of $1,827. The statement of changes in net assets and financial highlights for the periods prior have not been restated to reflect this change in policy.

INCOME TAX

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

EXPENSES

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

During the year ended October 31, 2001, the Portfolios reclassified the following permanent book to tax differences [Increases (decreases)]:

------------------------------------------------------------------------------------------------------
                                     UNDISTRIBUTED INVESTMENT  ACCUMULATED NET  CAPITAL STOCK
             PORTFOLIO                 INCOME, NET             REALIZED GAIN    IN EXCESS OF PAR VALUE
------------------------------------------------------------------------------------------------------
International Equity                        $(700,670)            $700,670               $ --
Global Equity                                 (49,170)              49,170                 --
Multi-Asset Global                            (80,940)              80,940                 --
Emerging Markets                               (7,234)               7,273                (39)

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The advisory fees are computed daily at an annual rate of 0.75%, 1.00%, 1.00% and 1.25% of the average daily net assets of International Equity, Global Equity, Multi-Asset Global and Emerging Markets, respectively.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission. Under this agreement, the Fund incurred $221,873 in administration fees for the six months ended April 30, 2002.

The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.25%, 1.25%, and 1.75% respectively, of the average daily net assets of International Equity, Global Equity, Multi-Asset Global and Emerging Markets. For the six months ended April 30, 2002, the Investment Advisor voluntarily waived $100,388, $35,318, $19,974 and $17,738 respectively, in investment advisory fees from International Equity, Global Equity, Multi-Asset Global and Emerging Markets. Also, the Investment Advisor reimbursed $2,851 in expenses from Multi-Asset Global.

Directors' fees of $45,375 were payable to directors who are not employees of the Investment Adviser at April 30, 2002.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the six months ended April 30, 2002, were as follows for each Portfolio:

---------------------------------------------------------------------------------------
                                          PURCHASE COST OF       PROCEEDS FROM SALES OF
               PORTFOLIO                  INVESTMENT SECURITIES  INVESTMENT SECURITIES
---------------------------------------------------------------------------------------
International Equity                           $66,150,461            $93,482,494
Global Equity                                    2,764,857              3,917,634
Multi-Asset Global                                 329,066                712,725
Emerging Markets                                 2,319,243              1,361,093

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2002, for each of the Portfolios were as follows:

-------------------------------------------------------------------------------------
                                UNREALIZED    UNREALIZED
          PORTFOLIO             APPRECIATION  DEPRECIATION      NET          COST
-------------------------------------------------------------------------------------
International Equity            $46,351,759   $22,537,021   $23,814,738  $283,861,231
Global Equity                     2,694,219     1,773,798       920,421    19,486,030
Multi-Asset Global                  397,571       300,777        96,794     3,640,628
Emerging Markets                  1,107,760       177,192       930,568     7,183,990

The unrealized deprecation on foreign currency for International Equity, Global Equity, Multi-Asset Global and Emerging Markets was $23,400, $1,282, $382 and $462, respectively, for the six months ended April 30, 2002.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5. FOREIGN EXCHANGE CONTRACTS

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios did not have open foreign currency transactions to buy or sell currency on the spot markets as of April 30, 2002.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for International Equity were as follows for the periods indicated:

----------------------------------------------------------------------------------
                                    SIX MONTHS ENDED
                                     APRIL 30, 2002              YEAR ENDED
                                      (UNAUDITED)             OCTOBER 31, 2001
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------
Shares sold                      4,665,098  $ 51,704,178   6,498,405  $ 84,420,071
Shares issued upon
  reinvestment of dividends         69,194       766,666   1,959,328    27,410,996
                                ----------  ------------  ----------  ------------
                                 4,734,292    52,470,844   8,457,733   111,831,067
Shares redeemed                 (4,876,548)  (54,971,770) (4,500,922)  (51,880,085)
                                ----------  ------------  ----------  ------------
Net increase (decrease)           (142,256) $ (2,500,926)  3,956,811  $ 59,950,982
                                ==========  ============  ==========  ============

Transactions in capital stock for Global Equity were as follows for the periods indicated:

-----------------------------------------------------------------------------
                                  SIX MONTHS ENDED
                                   APRIL 30, 2002           YEAR ENDED
                                    (UNAUDITED)          OCTOBER 31, 2001
                                --------------------  -----------------------
                                 SHARES     AMOUNT      SHARES      AMOUNT
-----------------------------------------------------------------------------
Shares sold                       88,994  $1,435,216      23,655  $   400,126
Shares issued upon
  reinvestment of dividends        4,589      74,155     128,816    2,513,198
                                --------  ----------  ----------  -----------
                                  93,583   1,509,371     152,471    2,913,324
Shares redeemed                  (38,474)   (611,075)    (74,258)  (1,273,328)
                                --------  ----------  ----------  -----------
Net increase                      55,109  $  898,296      78,213  $ 1,639,996
                                ========  ==========  ==========  ===========

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)
Transactions in capital stock for Multi-Asset Global were as follows for the periods indicated:

-------------------------------------------------------------------------
                                 SIX MONTHS ENDED
                                  APRIL 30, 2002         YEAR ENDED
                                   (UNAUDITED)        OCTOBER 31, 2001
                                ------------------  ---------------------
                                SHARES    AMOUNT     SHARES     AMOUNT
-------------------------------------------------------------------------
Shares sold                       7,057  $  74,607   138,196  $ 1,532,321
Shares issued upon
  reinvestment of dividends      12,249    129,227    38,881      458,794
                                -------  ---------  --------  -----------
                                 19,306    203,834   177,077    1,991,115
Shares redeemed                 (35,932)  (381,505) (381,221)  (4,227,327)
                                -------  ---------  --------  -----------
Net decrease                    (16,626) $(177,671) (204,144) $(2,236,212)
                                =======  =========  ========  ===========

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

----------------------------------------------------------------------
                                 SIX MONTHS ENDED
                                  APRIL 30, 2002        YEAR ENDED
                                    (UNAUDITED)      OCTOBER 31, 2001
                                -------------------  -----------------
                                SHARES     AMOUNT    SHARES    AMOUNT
----------------------------------------------------------------------
Shares sold                     290,471  $4,353,967   46,641  $643,440
Shares issued upon
  reinvestment of dividends         143       1,910   14,615   195,695
                                -------  ----------  -------  --------
                                290,614   4,355,877   61,256   839,135
Shares redeemed                    (910)    (13,055)  (4,215)  (49,653)
                                -------  ----------  -------  --------
Net increase                    289,704  $4,342,822   57,041  $789,482
                                =======  ==========  =======  ========

Redemptions made within three months of purchase are subject to a redemption fee equal to 2% of the amount redeemed. For the six months ended April 30, 2002 the International Equity Portfolio and Global Equity Portfolio received $153,986 and $12, respectively, in redemption fees.

7. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

R. Kelly Doherty
DIRECTOR OF THE FUND

Jane A. Freeman
DIRECTOR OF THE FUND

Samuel R. Karetsky
DIRECTOR OF THE FUND

Carl W. Schafer
DIRECTOR OF THE FUND

David R. Loevner
PRESIDENT AND DIRECTOR
  OF THE FUND

Susan C. Mosher
SECRETARY OF THE FUND

Timothy F. Osborne
TREASURER OF THE FUND

John M. DelPrete
ASSISTANT SECRETARY OF THE FUND

Richard Reiter
ASSISTANT SECRETARY OF THE FUND

INVESTMENT ADVISER

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND FUND ACCOUNTING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019